ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Assets acquired and liabilities assumed - Narrative (Details) - Pro Farm Group, Inc $ in Millions	9 Months Ended
Mar. 31, 2023 USD ($)
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Revenue of the acquiree since the merger date	$ 27.7
Net loss of the acquiree since the merger date	(6.6)
Revenue of the combined entity	231.8
Net loss of the combined entity	$ (7.4)